Property Plant And Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment
B.3	Property, plant and equipment

	Land and buildings	Oil and gas properties 1	Projects in development 2	Other plant and equipment 1	Total
	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2024
Carrying amount at 1 January 2024	701	24,168	15,724	198	40,791
Acquisitions through business combination and asset acquisitions 3	92	-	2,211	-	2,303
Additions 4	-	(293)	5,514	-	5,221
Disposals at written down value 5	(3)	(4)	(1,178)	-	(1,185)
Depreciation and amortisation	(56)	(4,419)	-	(48)	(4,523)
Completions and transfers 6	-	6,335	(6,345)	39	29

Carrying amount at 31 December 2024	734	25,787	15,926	189	42,636

At 31 December 2024
Historical cost	1,830	58,303	16,300	533	76,966
Accumulated depreciation and impairment	(1,096)	(32,516)	(374)	(344)	(34,330)

Net carrying amount	734	25,787	15,926	189	42,636

Year ended 31 December 2023
Carrying amount at 1 January 2023	840	23,377	15,541	161	39,919
Additions	-	836	5,759	-	6,595
Disposals at written down value	(8)	(2)	-	-	(10)
Depreciation and amortisation	(67)	(3,844)	-	(45)	(3,956)
Impairment losses 7	(64)	(1,048)	(328)	-	(1,440)
Completions and transfers	-	4,855	(4,633)	82	304
Transfer to assets held for sale	-	(6)	(615)	-	(621)

Carrying amount at 31 December 2023	701	24,168	15,724	198	40,791

At 31 December 2023
Historical cost	1,745	51,755	16,443	496	70,439
Accumulated depreciation and impairment	(1,044)	(27,587)	(719)	(298)	(29,648)

Net carrying amount	701	24,168	15,724	198	40,791

This note was previously presented as Oil and Gas Properties and has been renamed to Property, Plant and Equipment.
1.
Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.

2.	$1,407 million of the carrying amount as at 31 December 2024 in projects in development relates to new energy assets.
3.
Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.

4.	Includes $5,003 million of capital additions and $410 million of capitalised borrowing costs offset by $192 million following changes in restoration provision.
5.	Refer to Note B.8 for details on disposal of assets.
6.	Upon first oil in June 2024, the carrying value of the Sangomar project has been transferred from projects in development to oil and gas properties.
7.	Refer to Note B.4 for details on impairment.
Recognition and measurement
Property, plant and equipment are stated at cost less accumulated depreciation and impairment charges.
Projects in development include the construction of oil and gas assets and new energy assets:

•
Projects in development for oil and gas assets include the costs to acquire, construct, install or complete production and infrastructure facilities such as pipelines and platforms, capitalised borrowing costs, transferred exploration and evaluation assets, development wells and the estimated cost of dismantling and restoration.

•
Projects in development for new energy assets include the costs to acquire, construct, install or complete infrastructure facilities, capitalised borrowing costs and the estimated cost of dismantling and restoration.

When commercial production commences, the accumulated costs in projects in development will be transferred to oil and gas properties or new energy assets.
Subsequent capital costs, including major maintenance, are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.
Depreciation and amortisation
Property, plant and equipment are depreciated to their estimated residual values at rates based on their expected useful lives.
Upstream oil and conventional gas assets have been depreciated using the unit of production basis over proved reserves. Upstream LNG assets are depreciated over proved plus probable reserves. Multi-product assets are assessed on a case-by-case
basis and aligned to the most appropriate representation of useful life.
The depreciable amount for the unit of production basis excludes future development costs necessary to bring probable reserves into production. Downstream assets (primarily onshore plant and equipment) are depreciated using a straight-line basis over the lesser of useful life and the life of proved plus probable reserves. On a straight-line basis the assets have an estimated useful life of
5
-50
years.
All other items of property, plant and equipment are depreciated using the straight-line method over their useful life. They are depreciated as follows:

•	Buildings – 24 - 40 years;
•	Other plant and equipment – 5 - 40 years; and
•	Land is not depreciated.

Impairment
Refer to Note B.4 for details on impairment.
Capital commitments
The Group has capital expenditure commitments contracted for, but not provided for in the financial statements, of $3,841 million as at 31 December 2024 (2023: $4,245 million). Capital expenditure commitments relate predominantly to the Scarborough, Trion and Louisiana LNG projects (2023: Scarborough and Sangomar projects).

Key estimates and judgements

(a) Reserves
The estimation of reserves requires significant management judgement and interpretation of complex geological and geophysical models in order to make an assessment of the size, shape, depth and quality of reservoirs, and their anticipated recoveries.

Estimates of oil and natural gas reserves are used to calculate depreciation and amortisation charges for the Group’s oil and gas properties. Judgement is used in determining the economic reserve base applied to each asset.

Estimates are reviewed at least annually or when there are changes in the economic circumstances impacting specific assets or asset groups. These changes may impact depreciation, asset carrying values, restoration provisions and deferred tax balances. If reserves estimates are revised downwards, earnings could be affected by higher depreciation expense or an immediate write-down of the asset’s carrying value.

(b) Depreciation and amortisation
Judgement is required to determine when assets are available for use to commence depreciation and amortisation. Depreciation and amortisation generally commences on first production.